Financial Instruments	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
13.  FINANCIAL INSTRUMENTS
Currency Price Risk Management
Our earnings, cash flows, and financial position are exposed to foreign currency risk from foreign currency denominated transactions and net investments in foreign operations. It is our policy to minimize our cash flow volatility from changes in currency exchange rates. This is accomplished by identifying and evaluating the risk that our cash flows will change in value due to changes in exchange rates and by executing the appropriate strategies necessary to manage such exposures. Our objective is to maintain economically balanced currency risk management strategies that provide adequate downside protection.
Forward Exchange Contracts
We enter into forward exchange contracts to reduce the cash flow exposure to foreign currency fluctuations associated with highly anticipated cash flows and certain firm commitments, such as the purchase of plant and equipment. We also enter into forward exchange contracts to hedge the cash flow exposure on intercompany loans. This portfolio of forward exchange contracts consists primarily of Euros and U.S. dollars. The maximum remaining term of any forward exchange contract currently outstanding and designated as a cash flow hedge at 30 September 2016 is 2.8 years.
Forward exchange contracts are also used to hedge the value of investments in certain foreign subsidiaries and affiliates by creating a liability in a currency in which we have a net equity position. The primary currency pairs in this portfolio of forward exchange contracts are Euros and U.S. dollars and British Pound Sterling and U.S. dollars.
In addition to the forward exchange contracts that are designated as hedges, we utilize forward exchange contracts that are not designated as hedges. These contracts are used to economically hedge foreign currency-denominated monetary assets and liabilities, primarily working capital. The primary objective of these forward exchange contracts is to protect the value of foreign currency-denominated monetary assets and liabilities from the effects of volatility in foreign exchange rates that might occur prior to their receipt or settlement. This portfolio of forward exchange contracts consists of many different foreign currency pairs, with a profile that changes from time to time depending on business activity and sourcing decisions.
The table below summarizes our outstanding currency price risk management instruments:

	30 September 2016		30 September 2015
	US$ Notional	Years Average Maturity	US$ Notional	Years Average Maturity
Forward Exchange Contracts
Cash flow hedges	$4,130.3	0.5	$4,529.1	0.5
Net investment hedges	968.2	2.7	491.3	4.0
Not designated	2,648.3	0.4	771.8	0.9
Total Forward Exchange Contracts	$7,746.8	0.7	$5,792.2	0.9

The notional value of forward exchange contracts not designated in the table above increased as a result of repayment of certain outstanding intercompany loans prior to their original maturity dates in anticipation of the spin-off of Versum. The forward exchange contracts no longer qualified as cash flow hedges due to the early repayment of the loans. We entered into additional forward exchange contracts to offset these outstanding positions to eliminate any future earnings impact.
In addition to the above, we use foreign currency-denominated debt to hedge the foreign currency exposures of our net investment in certain foreign subsidiaries. The designated foreign currency denominated debt and related accrued interest included €920.7 million ($1,034.4) at 30 September 2016 and €687.7 million ($768.4) at 30 September 2015. The designated foreign currency-denominated debt is located on the balance sheet in the long-term debt and current portion of long-term debt line items.
Debt Portfolio Management
It is our policy to identify on a continuing basis the need for debt capital and evaluate the financial risks inherent in funding the Company with debt capital. Reflecting the result of this ongoing review, the debt portfolio and hedging program are managed with the objectives and intent to (1) reduce funding risk with respect to borrowings made by us to preserve our access to debt capital and provide debt capital as required for funding and liquidity purposes, and (2) manage the aggregate interest rate risk and the debt portfolio in accordance with certain debt management parameters.
Interest Rate Management Contracts
We enter into interest rate swaps to change the fixed/variable interest rate mix of our debt portfolio in order to maintain the percentage of fixed- and variable-rate debt within the parameters set by management. In accordance with these parameters, the agreements are used to manage interest rate risks and costs inherent in our debt portfolio. Our interest rate management portfolio generally consists of fixed-to-floating interest rate swaps (which are designated as fair value hedges), pre-issuance interest rate swaps and treasury locks (which hedge the interest rate risk associated with anticipated fixed-rate debt issuances and are designated as cash flow hedges), and floating-to-fixed interest rate swaps (which are designated as cash flow hedges). At 30 September 2016, the outstanding interest rate swaps were denominated in U.S. dollars. The notional amount of the interest rate swap agreements is equal to or less than the designated debt being hedged. When interest rate swaps are used to hedge variable-rate debt, the indices of the swaps and the debt to which they are designated are the same. It is our policy not to enter into any interest rate management contracts which lever a move in interest rates on a greater than one-to-one basis.
Cross Currency Interest Rate Swap Contracts
We enter into cross currency interest rate swap contracts when our risk management function deems necessary. These contracts may entail both the exchange of fixed- and floating-rate interest payments periodically over the life of the agreement and the exchange of one currency for another currency at inception and at a specified future date. These contracts effectively convert the currency denomination of a debt instrument into another currency in which we have a net equity position while changing the interest rate characteristics of the instrument. The contracts are used to hedge either certain net investments in foreign operations or nonfunctional currency cash flows related to intercompany loans. The current cross currency interest rate swap portfolio consists of fixed-to-fixed swaps primarily between U.S. dollars and offshore Chinese Renminbi, U.S. dollars and Chilean Pesos, and U.S. dollars and British Pound Sterling.
The following table summarizes our outstanding interest rate management contracts and cross currency interest rate swaps:

	30 September 2016				30 September 2015
	US$ Notional	Pay %	Average Receive %	Years Average Maturity	US$ Notional	Pay %	Average Receive %	Years Average Maturity
Interest rate swaps (fair value hedge)	$600.0	LIBOR	2.28%	2.3	$600.0	LIBOR	2.77%	3.3
Cross currency interest rate swaps (net investment hedge)	$517.7	3.24%	2.43%	2.6	$609.9	4.06%	2.61%	3.2
Cross currency interest rate swaps (cash flow hedge)	$1,088.9	4.77%	2.72%	3.3	$1,055.2	4.29%	2.63%	3.9
Cross currency interest rate swaps (not designated)	$27.4	3.62%	0.81%	1.8	$12.9	3.12%	3.08%	4.1

The table below summarizes the fair value and balance sheet location of our outstanding derivatives:

	Balance Sheet	30 September		Balance Sheet	30 September
	Location	2016	2015	Location	2016	2015
Derivatives Designated as Hedging Instruments:
Forward exchange contracts	Other receivables	$72.3	$52.1	Accrued liabilities	$44.0	$110.4
Interest rate management contracts	Other receivables	19.9	17.6	Accrued liabilities	—	—
	Other noncurrent			Other noncurrent
Forward exchange contracts	assets	44.4	68.5	liabilities	9.1	9.2
	Other noncurrent			Other noncurrent
Interest rate management contracts	assets	160.0	153.4	liabilities	12.0	.8
Total Derivatives Designated as Hedging Instruments		$296.6	$291.6		$65.1	$120.4
Derivatives Not Designated as Hedging Instruments:
Forward exchange contracts	Other receivables	77.1	2.8	Accrued liabilities	$29.5	$3.3
	Other noncurrent			Other noncurrent
Forward exchange contracts	assets	—	23.3	liabilities	—	.6
	Other noncurrent			Other noncurrent
Interest rate management contracts	assets	—	.8	liabilities	.7	—
Total Derivatives Not Designated as Hedging Instruments		$77.1	$26.9		$30.2	$3.9
Total Derivatives		$373.7	$318.5		$95.3	$124.3

Refer to Note 14, Fair Value Measurements, which defines fair value, describes the method for measuring fair value, and provides additional disclosures regarding fair value measurements.
The table below summarizes the gain or loss related to our cash flow hedges, fair value hedges, net investment hedges, and derivatives not designated as hedging instruments:

	Year Ended 30 September
	Forward Exchange Contracts		Foreign Currency Debt		Other(A)		Total
	2016	2015	2016	2015	2016	2015	2016	2015
Cash Flow Hedges, net of tax:
Net gain (loss) recognized in OCI (effective portion)	$10.5	$(44.9)	$—	$—	$3.2	$9.9	$13.7	$(35.0)
Net (gain) loss reclassified from OCI to sales/cost of sales (effective portion)	.2	.6	—	—	—	—	.2	.6
Net (gain) loss reclassified from OCI to other income (expense), net (effective portion)	(25.7)	35.6	—	—	(20.3)	(20.2)	(46.0)	15.4
Net (gain) loss reclassified from OCI to interest expense (effective portion)	6.7	.7	—	—	3.3	2.6	10.0	3.3
Net (gain) loss reclassified from OCI to other income (expense), net (ineffective portion)	(.2)	1.5	—	—	—	—	(.2)	1.5
Fair Value Hedges:
Net gain (loss) recognized in interest expense(B)	$—	$—	$—	$—	$(8.8)	$9.9	$(8.8)	$9.9
Net Investment Hedges, net of tax:
Net gain (loss) recognized in OCI	$17.4	$60.1	$(9.6)	$91.4	$35.0	$49.5	$42.8	$201.0
Derivatives Not Designated as Hedging Instruments:
Net gain (loss) recognized in other income (expense), net(C)	$(1.8)	$(9.2)	$—	$—	$(1.6)	$.6	$(3.4)	$(8.6)

(A)	Other includes the impact on other comprehensive income (OCI) and earnings primarily related to interest rate and cross currency interest rate swaps.

(B)	The impact of fair value hedges noted above was largely offset by recognized gains and losses resulting from the impact of changes in related interest rates on outstanding debt.

(C)
The impact of the non-designated hedges noted above was largely offset by recognized gains and losses resulting from the impact of changes in exchange rates on assets and liabilities denominated in nonfunctional currencies.

The amount of cash flow hedges’ unrealized gains and losses at 30 September 2016 that are expected to be reclassified to earnings in the next twelve months is not material.
The cash flows related to all derivative contracts are reported in the operating activities section of the consolidated statements of cash flows.
Credit Risk-Related Contingent Features
Certain derivative instruments are executed under agreements that require us to maintain a minimum credit rating with both Standard & Poor’s and Moody’s. If our credit rating falls below this threshold, the counterparty to the derivative instruments has the right to request full collateralization on the derivatives’ net liability position. The net liability position of derivatives with credit risk-related contingent features was $11.2 as of 30 September 2016 and $.2 as of 30 September 2015. Because our current credit rating is above the various pre-established thresholds, no collateral has been posted on these liability positions.
Counterparty Credit Risk Management
We execute financial derivative transactions with counterparties that are highly rated financial institutions, all of which are investment grade at this time. Some of our underlying derivative agreements give us the right to require the institution to post collateral if its credit rating falls below the pre-established thresholds with Standard & Poor’s or Moody’s. The collateral that the counterparties would be required to post was $267.6 as of 30 September 2016 and $226.9 as of 30 September 2015. No financial institution is required to post collateral at this time, as all have credit ratings at or above the threshold.